INTANGIBLE ASSETS, NET (10-Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
Components of intangible assets
The following table presents the components of intangible assets as of September 29, 2012 and December 31, 2011:

	Average
	Amortization
(Amounts in thousands)	Period		Accumulated	Net Carrying
	(in Years)	Cost	Amortization	Value
As of September 29, 2012:
Patents	14	$12,770	$(8,074)	$4,696
Trademarks/Tradenames	11	85,644	(58,358)	27,286
Customer relationships	13	158,158	(89,980)	68,178
Other		2,647	(1,714)	933
Total intangible assets	13	$259,219	$(158,126)	$101,093

As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

The table that follows presents the major components of intangible assets as of December 31, 2011 and 2010:

	Average
	Amortization
	Period		Accumulated	Net Carrying
(Amounts in thousands)	(in Years)	Cost	Amortization	Value
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

As of December 31, 2010:
Patents	14	$12,770	$(6,418)	$6,352
Trademarks/Tradenames	11	85,644	(34,885)	50,759
Customer relationships	13	158,158	(68,651)	89,507
Other		1,631	(1,284)	347
Total intangible assets	13	$258,203	$(111,238)	$146,965

Schedule of expected amortization expense
Estimated amortization expense for the remainder of 2012 and for fiscal years 2013, 2014, 2015, and 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012 (remainder of year)	$6,676
2013	16,732
2014	15,353
2015	14,827
2016	14,240

Amortization expense for the years ended December 31, 2011, 2010 and 2009 was approximately $26.7 million, $27.1 million, and $19.7 million, respectively.  Estimated amortization expense for the fiscal years 2012 through 2016 is shown in the following table:

Amortization
(Amounts in thousands)	expense

2012	$26,875
2013	16,723
2014	15,344
2015	14,818
2016	14,231